Contingent Liabilities - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Contingent Liabilities [Abstract]
Prevailing rate of employer national insurance	15.05%
Employer national insurance contingent liability	£ 0.2		£ 0.4
Payment of security deposit to cover legal costs		£ 3.0